Risk Management (Details 35) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Auto
Net premiums written by type of insurance, net of reinsurance
Insurance	R$ 4,086,705	R$ 3,924,444
RE (Elementary branch)
Net premiums written by type of insurance, net of reinsurance
Insurance	1,525,848	1,593,662
Tradicional plans
Net premiums written by type of insurance, net of reinsurance
Insurance	1,788,420	1,499,401
Life and Pension
Net premiums written by type of insurance, net of reinsurance
Insurance	6,904,576	6,354,034
VGBL
Net premiums written by type of insurance, net of reinsurance
Insurance	28,650,153	28,377,786
PGBL
Net premiums written by type of insurance, net of reinsurance
Insurance	R$ 3,301,623	R$ 2,386,631